SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Oil And Gas Reserve Information [Abstract]
Summary of Proved Developed and Undeveloped Reserves
	Crude Oil	Natural Gas
	(Bbls)	(Mcf)
December 31, 2014	899,727	4,237,241
Purchase of reserves	-	-
Revisions of previous estimates	(859,230)	(4,063,500)
Extensions, discoveries	-	-
Sale of reserves	-	-
Production	(7,067)	(32,291)
December 31, 2015	33,430	141,450
Purchase of reserves	93,972	292,018
Revisions of previous estimates	455,202	3,506,794
Extensions, discoveries
Sale of reserves
Production	(31,899)	(68,756)
December 31, 2016	550,705	3,871,506

Proved Developed Reserves, included above:
Balance, December 31, 2014	50,185	197,146
Balance, December 31, 2015	33,430	141,450
Balance, December 31, 2016	550,705	3,871,506
Proved Undeveloped Reserves, included above:
Balance, December 31, 2014	849,542	4,040,095
Balance, December 31, 2015	-	-
Balance, December 31, 2016	-	-

Summary of future net cash flows relating to proved oil and gas
	For the Year Ended
	December 31,
	2016	2015
Future oil and gas sales	$28,514	$1,819
Future production costs	(15,939)	(983)
Future development costs	(3,388)	-
Future income tax expense (1)	-	-
Future net cash flows	9,187	836
10% annual discount	(2,531)	(228)
Standardized measure of discounted future net cash flows	$6,656	$608

(1)
Calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. The Company expects that all of its Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to its oil and gas assets.

Summary of changes in standardized measure of discounted future net cash flows
	2016	2015
Balance at beginning of period	$608	$23,254
Sales of oil and gas, net	(1,989)	(146)
Net change in prices and production costs	(309)	(26,115)
Net change in future development costs	4,617	20,626
Extensions and discoveries	-	-
Acquisition of reserves	7,919	-
Sale / conveyance of reserves	-	-
Revisions of previous quantity estimates	1,087	(19,336)
Previously estimated development costs incurred	(8,942)	-
Net change in income taxes	-	-
Change in timing and other	3,630	-
Accretion of discount	35	2,325
Balance at end of period	$6,656	$608